Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Profit or loss [abstract]
Interest income calculated using effective interest method	[1]	$ 14,898	$ 14,603	$ 12,710

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.